SHAREHOLDERS EQUITY	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS EQUITY
SHAREHOLDERS' EQUITY

NOTE 19 — SHAREHOLDERS’ EQUITY

Ordinary Shares

The authorized share capital of the Company was 50,000,000 shares of par value of $0.001 each prior to November 30, 2023. On November 30, 2023, the authorized share capital of the Company increased from $50,000 divided into 50,000,000 ordinary shares of $0.001 par value each to $7.5 million divided into 7.5 billion ordinary shares of $0.001 par value each. On January 19, 2024, the Company consolidated its ordinary shares of fifteen (15) ordinary shares with par value of $0.001 per share each into one (1) ordinary share with par value of $0.015 per share each. Immediately following the share consolidation, the authorized share capital of the Company became $7.5 million divided into 500,000,000 ordinary shares of $0.015 par value each.

Issuance of ordinary shares

On May 12, 2020, the Company completed its initial public offering of 1,333,333 ordinary shares at a public offering price of $6.00 per share. The gross proceeds were $8 million before deducting underwriting discounts and other offering expenses, resulting in net proceeds of approximately $5.4 million. In connection with the offering, the Company’s ordinary shares began trading on the Nasdaq Capital Market under the symbol “CLEU.”

In March 2021, the Company filed a Registration Statement on Form F-1 to register 6,000,000 ordinary shares of the Company in an effort to offer these shares to potential investors and raise funds as working capital and potential future acquisitions. On April 19, 2021, the Company entered into certain subscription agreements with investors through a self-written public offering, pursuant to which the Company sold an aggregate of 6,000,000 ordinary shares, par value $0.001 per share, at a purchase price of $5.0 per share. The net proceeds to the Company from that offering were $29.0 million.

On February 20, 2022, the Company entered into a subscription agreement (the “Subscription Agreement”) with Ms. Ngai Ngai Lam, the chief executive officer and chairperson of the board of directors of the Company, pursuant to which Ms. Ngai Ngai Lam agreed to subscribe for and purchase, and the Company agreed to issue and sell to Ms. Ngai Ngai Lam, 2,000,000 ordinary shares of the Company, par value $0.001 per share, at a purchase price of $1.50 per ordinary share and an aggregate purchase price of $3.0 million. The net proceeds to the Company from that offering were $3.0 million.

On April 18, 2022, the Company issued and sold a total of 6,000,000 ordinary shares at a price of $1.50 per share to certain accredited investors in a private placement transaction. The net proceeds to the Company from that offering were $9.0 million.

On September 29, 2023, the Company issued and sold a total of 18,000,000 ordinary shares at a price of $0.50 per share to certain accredited investors in a private placement transaction. The net proceeds to the Company from that offering were $8.9 million.

As of December 31, 2023 and 2022, the Company had a total of 3,351,336 and 2,151,336 ordinary shares issued and outstanding, respectively.

Statutory reserve and restricted net assets

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors of the Company (the “Board of Directors”). The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

Relevant PRC laws and regulations restrict each of the Company’s PRC subsidiaries from transferring a portion of its net assets, equivalent to its statutory reserves and its share capital, to the Company in the form of loans, advances or cash dividends. Only a PRC subsidiary’s accumulated profits may be distributed as dividends to the Company without the consent of a third party. As of December 31, 2023 and 2022, the restricted amounts as determined pursuant to PRC statutory laws totaled $1.0 million and $1.0 million, respectively, and total restricted net assets amounted to $8.8 million and $7.6 million, respectively.

Share-based compensation

On May 14, 2021, the Board of Directors granted the Company’s independent directors a total of 15,000 ordinary shares, par value $0.001 per share, vested immediately in full upon the grant. The fair value of the ordinary shares granted was $53,251 as of May 14, 2021, based on the market price of the Company’s ordinary share as of the date of the grant. The Company recognized share-based compensation expense of $53,251 for the year ended December 31, 2021.

On December 16, 2021, the Board of Directors granted a total of 1,500,000 ordinary shares, par value of $0.001 per share to 12 employees of the Company under the 2021 Share Incentive Plan, vested immediately in full upon the grant. The fair value of the ordinary shares granted was $2,235,000 as of December 16, 2021, based on the market price of the Company’s ordinary share as of the date of the grant. The Company recognized share-based compensation expense of $2,235,000 for the year ended December 31, 2021.

On October 14, 2022, the Board of Directors granted a total of 2,750,000 ordinary shares, par value of $0.001 per share to 12 employees of the Company, vested immediately in full upon the grant. The fair value of the ordinary shares granted was $2,832,500 as of October 14, 2022, based on the market price of the Company’s ordinary share as of the date of the grant. The Company recognized share-based compensation expense of $2,832,500 for the year ended December 31, 2022.